Annual Fund Operating Expenses - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2026
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.46%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.66%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.16%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.46%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.92%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.72%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.67%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.17%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.92%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.42%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.72%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.46%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.66%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.16%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.46%
GLOBAL GOLD FUND | GLOBAL GOLD FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
GLOBAL GOLD FUND | GLOBAL GOLD FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.46%
GLOBAL GOLD FUND | GLOBAL GOLD FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
GLOBAL GOLD FUND | GLOBAL GOLD FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.66%
GLOBAL GOLD FUND | GLOBAL GOLD FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.16%
SMALL COMPANY FUND | SMALL COMPANY FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.86%
SMALL COMPANY FUND | SMALL COMPANY FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
SMALL COMPANY FUND | SMALL COMPANY FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.11%
SMALL COMPANY FUND | SMALL COMPANY FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.86%
SMALL COMPANY FUND | SMALL COMPANY FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.36%
SMALL COMPANY FUND | SMALL COMPANY FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
UTILITIES FUND | UTILITIES FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.